Document and Entity Information	9 Months Ended
Sep. 30, 2020
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	ATHIRA PHARMA, INC.
Entity Central Index Key	0001620463
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	45-3368487
Entity Primary SIC Number	2836
Entity Address, Address Line One	18706 North Creek Parkway
Entity Address, Address Line Two	Suite 104
Entity Address, City or Town	Bothell
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98011
City Area Code	206
Local Phone Number	221-8112
Business Contact
Document Information [Line Items]
Contact Personnel Name	Leen Kawas, Ph.D.
Entity Address, Address Line One	18706 North Creek Parkway
Entity Address, Address Line Two	Suite 104
Entity Address, City or Town	Bothell
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98011
City Area Code	206
Local Phone Number	221-8112